Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
13.
Intangible Assets

Intangible assets, net are as follows:

	March 31, 2025
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$4,001	$(3,180)	$821	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,651	$(3,180)	$1,471

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

Amortization of intangible assets was $152 and $294 for the three months ended March 31, 2025 and 2024, respectively. The Company did not record any impairment charges related to intangible assets for the three months ended March 31, 2025 and 2024.

The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
Remainder of 2025	$401
2026	332
2027	87
2028	1
2029	—
Thereafter	—
$821

13.
Intangible Assets

Intangible assets, net are as follows:

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

Amortization of intangible assets was $1,126 and $1,004 for the years ended December 31, 2024 and 2023, respectively. The Company did not record any impairment charges related to definite-lived intangible assets for the years ended December 31, 2024 and 2023.

The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2025	$547
2026	324
2027	79
2028	—
2029	—
Thereafter	—
$950